Sep. 26, 2017
[SHIP LOGO VANGUARD (R)]

Vanguard REIT Index Fund

Supplement to the Prospectus and Summary Prospectus Dated September 26, 2017

Vanguard REIT Index Fund shareholders have approved Proposal 4 and Proposal 5, as stated in the Combined Proxy Statement at the Joint Special Meeting of Shareholders held on November 15, 2017.

New Target Index

Effective sometime in the first quarter of 2018, the REIT Index Fund will begin tracking the MSCI US Investable Market Real Estate 25/50 Transition Index, on an interim basis, in the first phase of a two-phased index change as previously approved by the Fund’s board of trustees and discussed in the Combined Proxy Statement.

The REIT Index Fund is expected to adopt the MSCI US Investable Market Real Estate 25/50 Index as its benchmark sometime in the third quarter of 2018. The two-phased approach is intended to enable the Fund’s advisor, The Vanguard Group, Inc., to make necessary adjustments to portfolio holdings—particularly with respect to certain specialized REITs and real estate management and development companies—in a manner that has the least impact on Fund shareholders.

To protect the Fund from the potential for harmful “front running” by traders, the exact timing of the index change will not be disclosed to investors. In the meantime, the Fund will continue seeking to track its current index.

The benchmark index change is not expected to result in a change to the expense ratios of any share classes of the Fund. Capital gains distributions are not expected to occur as a result of the benchmark index change. However, the actual impact of the benchmark index change will depend on multiple variables, such as market conditions and shareholder activity during the transition.

Prospectus and Summary Prospectus Text Changes

The following is added as a new bullet point under “Principal Risks” in the Fund Summary section:

  Nondiversification risk, which is the chance that the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers or may own larger positions of an issuer’s voting stock than a diversified fund.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 123 112017